Commitments (Tables)	12 Months Ended
Jun. 30, 2018
Commitments
Schedule of gross sugarcane sales

For the year ended June 30, 2018, gross sugarcane sales of BrasilAgro to ETH Bioenergia reached R$81,375, representing 33.3% of the Company’s total gross revenue.

	2018		2017		2016
	Number		Number		Number
	(tons)	Amount	(tons)	Amount	(tons)	Amount
Gross revenue from sugarcane – ETH	842,960	81,375	720,548	59,811	1,075,183	85,916

Schedule of lease agreement
b)	Lease agreement – Partnership (II)

	2018	2017	2016
Lease agreement	1,877	2,081	2,150

Schedule of operating lease
	2018	2017	2016
Operating lease	3,407	1,017	127

Schedule of finance lease
	2018	2017	2016
Finance lease (sugarcane crop)	1,676	3,284	5,773

Schedule of finance lease Partnership
	2018	2017
Finance lease Partnership IV (a) / (b)	18,539	20,795

Schedule of gross sugarcane sales to Partnership IV
	2018		2017
	Quantity (Tons)	Amount	Quantity (Tons)	Amount
Gross sugarcane sales Partnership IV	838,501	56,848	217,797	16,175